UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 East Cook Ave

Libertyville, Illinois  60048

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 East Cook Ave

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (847) 573-0365

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Forester Value Fund
	Schedule of Investments
	December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 95.32%

Agricultural Chemicals - 1.43%
23,100	Mosaic Co.	$ 799,260

Aircraft & Parts - 0.72%
29,000	Textron, Inc.	402,230

Bottled & Canned Soft Drinks - 1.34%
62,000	Coca Cola Enterprises, Inc.	745,860

Canned, Frozen & Preserved Fruit, & Food Specialties - 3.14%
46,580	Heinz H.J. Co.	1,751,408

Cigarettes - 2.89%
37,150	Philip Morris International, Inc.	1,616,397

Crude Petroleum & Natural Gas - 1.99%
13,400	Anadarko Petrolium Co.	516,570
8,950	EOG Resources, Inc.	595,891
		1,112,461
Electric Services - 2.55%
39,660	Dominion Resources, Inc.	1,421,414

Electronic & Other Electrical Equiptment - 1.05%
36,300	General Electric Co.	588,060

Fire, Marine & Casualty Insurance - 6.03%
49,600	Allstate Corp.	1,624,896
38,600	Travelers Companies, Inc.	1,744,720
		3,369,616
Food And Kindred Products - 3.17%
65,992	Kraft Foods, Inc.	1,771,885

Gas & Other Services Combined - 1.08%
14,200	Sempra Energy	605,346

Gold & Silver Ores - 2.33%
31,700	Newmont Mining Corp.	1,298,330

Hospital & Medical Service Plans - 2.99%
62,700	United Healthcare Corp.	1,667,820

Men's & Boys' Furnishings, Work Clothing & Allied Garment - 0.80%
8,200	V.F. Corp.	449,114

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.66%
18,700	Eaton Corp.	929,577

Motor Vehicles & Passenger Cars - 0.95%
13,800	Daimler Benz AG ADR	528,264

National Commercial Banks - 3.46%
43,200	Bank Of America Corp.	608,256
52,900	U.S. Baancorp	1,323,029
		1,931,285
Natural Gas Transmission - 1.80%
128,500	El Paso Corp.	1,006,155

Office Machines, NEC - 1.96%
42,900	Pitney Bowes, Inc.	1,093,092

Petroleum Refining - 6.51%
23,100	Chevron Corp.	1,708,707
13,500	Conocophillips	699,300
56,700	Valero Energy Corp.	1,226,988
		3,634,995
Pharmaceutical Preparations - 17.99%
74,300	Bristol Myers Squibb Co.	1,727,475
29,500	Johnson & Johnson	1,764,985
42,300	Lilly, Eli & Co.	1,703,421
98,060	Pfizer, Inc.	1,736,643
81,500	Schering Plough Corp.	1,387,945
46,040	Wyeth	1,726,960
		10,047,429
Plastic Materials, Synthetic Resin & Nonvulcan Elastomers - 0.74%
27,300	Dow Chemical Co.	411,957

Primary Production of Aluminum - 0.74%
36,600	Aluminum Co. of America	412,116

Public Building & Related Furniture - 1.39%
42,600	Johnson Controls, Inc.	773,616

Retail-Department Stores - 1.30%
20,100	Kohls Corp. *	727,620

Retail-Eating Places - 2.44%
21,900	McDonald's Corp.	1,361,961

Retail-Variety Stores - 2.86%
21,400	Target Corp.	738,942
15,300	Wal-Mart Stores, Inc.	857,718
		1,596,660
Services-Prepackaged Software - 5.04%
89,400	Microsoft Corp.	1,737,936
79,800	Symantec Corp. *	1,078,896
		2,816,832
Ship & Boat Building & Repairing - 2.58%
25,000	General Dynamics Corp.	1,439,750

Surgical & Medical Instruments - 3.02%
29,300	3M Co.	1,685,922

Telephone Communications - 3.05%
59,800	AT&T Corp.	1,704,300

Television Broadcasting Stations - 1.96%
133,800	CBS Corp.	1,095,822

Tobacco Products - 2.98%
110,450	Altria Group, Inc.	1,663,377

Wholesale-Drugs, Proprietaries - 1.36%
22,090	Cardinal Health, Inc.	761,442

TOTAL FOR COMMON STOCKS (Cost $56,326,565) - 95.32%		$ 53,221,373

SHORT TERM INVESTMENTS - 4.68%
2,614,518	Huntington Money Market Fund IV 0.57% * (Cost $2,614,518)	2,614,518

TOTAL INVESTMENTS (Cost $58,941,083) - 100.00%		$ 55,835,891

OTHER ASSETS LESS LIABILITIES - 0.00%		-

NET ASSETS - 100.00%		$ 55,835,891

* Variable rate security; the coupon rate shown represents the yield at December 31, 2008.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS
At December 31, 2008 the net unrealized deprecation on investments, based on cost for federal income tax purposes of $58,941,083 amounted to $3,105,191 which consisted of aggregate gross unrealized appreciation of $1,301,242 and aggregate gross unrealized depreciation of $4,406,433.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 55,835,891	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 55,835,891	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By

Thomas H. Forester

CEO and CFO

Date February 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Thomas H. Forester

CEO and CFO

Date February 19, 2009